Other Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nonoperating Income (Expense) [Abstract]
Pension non-service cost	$ (4,555)	$ (11,715)	$ (13,643)
Realized gain on disposal of equity method investment	(10,619)	0	16,727
Other Nonoperating Income (Loss), Revaluation On Investments	(10,175)	17,282	4,100
Capital gain	1,787	(231)	224
Other income, net	$ (23,562)	$ 5,336	$ 7,408